DBs Ownership Interest following Initial Public Offering of DWS Shares (Detail: Text Values)	Jun. 30, 2018 EUR (€) € / shares shares
DBs Ownership Interest following Initial Public Offering of DWS Shares [Abstract]
Total placement volume of DWS shares in million	44.5
Included: over-allotments (greenshoe) of shares in million	4.5
Share price offered in the IPO as announced on March 22, 2018 in EUR per share | € / shares	€ 32.5
Number of DWS shares sold as of March 31, 2018, in million shares	40
Market capitalization of DWS based on the placement price, in EUR bn. | €	€ 6.5
Gross proceeds from placement of DWS shares, in EUR bn. | €	€ 1.3
Proportion of outside shareholders in DWS after placement, in percent	20.00%
Carrying amount of DWS net assets in the Groups consolidated financial statements on the date of the IPO, in EUR bn. | €	€ 6
Alloction of shares out of the total greenshoe volume of 4.5 million shares to new shareholders by the end of the stabilization period (April 20, 2018), in shares	1,018,128
Proportion of outside shareholders in DWS by the end of the stabilization period, in percent	0.00%